N-2	Dec. 23, 2024 USD ($)
Cover [Abstract]
Entity Central Index Key	0001515940
Amendment Flag	false
Entity Inv Company Type	N-2
Document Type	DEF 14A
Entity Registrant Name	KKR Income Opportunities Fund
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

	Acquiring Fund		Pro Forma Combined Fund
Common Shareholder Transaction Expenses
Sales load (as a percentage of the offering price) (1)	None		None
Offering expenses (as a percentage of offering price) (1)	None		None
Dividend Reinvestment plan fees (per open market purchase transaction fee)	$30.00	(2)	$30.00	(2)
Dividend Reinvestment plan fees (per sale transaction fee)	$31.95	(2)	$31.95	(2)

(1)	No sales load will be charged in connection with the issuance of the New Shares as part of the Reorganization.
(2)
Shareholders will pay a fee of $30.00, which includes any applicable brokerage commissions, in connection with purchases by the DRIP Administrator of common shares on the open market. Shareholders will also pay a fee of $31.95 and any applicable brokerage commissions if you direct the DRIP Administrator to sell your common shares held in a dividend reinvestment account.

Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]

Annual expenses ( as a percentage of net assets attributable to Common Shares)
Management fee (3)	1.70%		1.70	% (4)
Interest expenses and payments on borrowing	2.90	% (5)	2.79	% (5)
Other expenses (6)	0.93%		0.55%
Total annual expenses	5.53%		5.04%
Less: management fee waiver	0.00%		-0.17	% (4)
Total annual expenses management fee waiver	5.53%		4.87	% (4)
(3)
The contractual advisory fee of the Acquiring Fund and the Combined Fund (the “Management Fee”) is 1.10% of the Fund’s average daily Managed Assets. “Managed Assets” means the total assets of the Acquiring or Combined Fund (including any assets attributable to borrowings for investment purposes) minus the sum of the Acquiring or Combined Fund’s accrued liabilities (other than liabilities representing borrowings for investment purposes).

(4)
In connection with the Reorganization, the Acquiring Fund Manager has contractually agreed to temporarily reduce its Management Fee to an annual rate of 0.99% of the average daily value of the Combined Fund’s Managed Assets for a period of twelve months, effective as of the Closing Date of the Reorganization. After

this twelve-month period, this management fee waiver agreement (the “Management Fee Waiver Agreement”) shall terminate unless otherwise agreed to in writing by the Acquiring Fund Manager and the Combined Fund. The Management Fee Waiver Agreement can be terminated by the Acquiring Fund Board upon providing thirty days written notice to the Acquiring Fund Manager. In addition, the Management Fee Waiver Agreement shall terminate upon termination of the investment advisory agreement between the Acquiring Fund Manager and the Combined Fund. The Acquiring Fund Manager may not seek reimbursement from the Combined Fund with respect to the Management Fee waived.
(5)
For the Acquiring Fund, assumes the use of leverage through a credit facility and MRPS representing 35% of Managed Assets at an annual interest rate expense to the Acquiring Fund of 5.7%, which is based on the weighted average interest rate currently applicable under the Acquiring Fund’s existing credit facility and the dividends payable on the MRPS at an annual dividend rate equal to 3.81%.

For the Combined Fund, assumes the use of leverage through a credit facility and MRPS representing 33% of Managed Assets at an annual interest rate expense to the Combined Fund of 5.7%, which is based on the weighted average interest rate currently applicable under the Combined Fund’s existing credit facility and the dividends payable on the MRPS at an annual dividend rate equal to 3.81%.
The actual amount of interest expense borne by the Acquiring Fund or Combined Fund will vary over time in accordance with the level and form of Acquiring or Combined Fund’s use of leverage and variations in market interest rates.
(6)
The “Other expenses” shown in the table above and related footnotes are based upon estimated expenses for the current fiscal year of the Acquiring Fund. The “Other expenses” of the pro forma
Combined Fund are estimated in good faith and are hypothetical. There can be no assurance that future expenses will not increase or that any estimated expense savings will be realized.

Other Annual Expenses [Abstract]
Expense Example [Table Text Block]
Expense Example
The following example illustrates the expenses that a shareholder would pay on a $1,000 investment that is held for the time periods provided in the table. The example set forth below assumes shares of each Fund were owned as of the completion of the Reorganization (assuming the maximum aggregate amount of Cash Consideration is elected) and uses a 5% annual rate of return as mandated by SEC regulations.*

	1 Year	3 Years	5 Years	10 Years
Acquiring Fund	$55	$165	$273	$539
Pro Forma Combined Fund	$49	$150	$250	$502

*
The example should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown. The example assumes that the “Total annual expenses” above are accurate and remain the same in the years shown, that all dividends and distributions are reinvested at NAV and the management fee waiver for the Combined Fund is only in effect until twelve months from the Closing Date of the Reorganization, as described in note (6) above. Actual expenses may be greater or less than those assumed. Moreover, a Fund’s actual rate of return may be greater or less than the hypothetical 5% return shown in the example.

Purpose of Fee Table , Note [Text Block]
Below is a comparison of the fees and expenses of the Acquiring Fund before and after the Reorganization based on the expenses for fiscal period ended April 30, 2024. The pro forma
information for the Combined Fund is as of August 30, 2024.
Pro forma
 combined fees and expenses assume the maximum aggregate amount of Cash Consideration is elected and are estimated in good faith and are hypothetical.
It is important to note that following the Reorganization, shareholders of the Acquired Fund would be subject to the actual fees and expenses of the Acquiring Fund, which may not be the same as the pro forma
 combined fees and expenses. Future fees and expenses may be greater or lesser than those indicated below.

Basis of Transaction Fees, Note [Text Block]	as a percentage of the offering price
Other Transaction Fees, Note [Text Block]	No sales load will be charged in connection with the issuance of the New Shares as part of the Reorganization.
Other Expenses, Note [Text Block]	The “Other expenses” shown in the table above and related footnotes are based upon estimated expenses for the current fiscal year of the Acquiring Fund. The “Other expenses” of the pro forma
	Combined Fund are estimated in good faith and are hypothetical. There can be no assurance that future expenses will not increase or that any estimated expense savings will be realized.
Management Fee not based on Net Assets, Note [Text Block]	The contractual advisory fee of the Acquiring Fund and the Combined Fund (the “Management Fee”) is 1.10% of the Fund’s average daily Managed Assets. “Managed Assets” means the total assets of the Acquiring or Combined Fund (including any assets attributable to borrowings for investment purposes) minus the sum of the Acquiring or Combined Fund’s accrued liabilities (other than liabilities representing borrowings for investment purposes).
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
Investment Objectives
The Acquiring Fund’s primary investment objective is to seek a high level of current income with a secondary objective of capital appreciation.
The Acquiring Fund’s investment objective is not fundamental and may be changed without shareholder approval. There can be no assurance that a Fund will achieve its objective.
Principal Investment Strategies
The Acquiring Fund, under normal market conditions, invests at least 80% of its Managed Assets (as defined below) in loans and fixed-income instruments or other instruments, including derivative instruments, with similar economic characteristics. The Acquiring Fund invests primarily in first- and second-lien secured loans, unsecured loans and high-yield corporate debt instruments of varying maturities. Such higher-yield debt securities will often be unrated or below investment grade. During temporary defensive periods, the Acquiring Fund may invest all or a portion of its assets in certain short-term and medium-term debt securities, such as U.S. government bonds, bank deposits and obligations, short-term corporate debt, repurchase agreements, and shares of money market funds. “Managed Assets” means the total assets of the Acquiring Fund (including any assets attributable to borrowings for investment purposes) minus the sum of the Acquiring Fund’s accrued liabilities (other than liabilities representing borrowings for investment purposes).

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]
Capitalization
The table below sets forth the capitalization of the Acquired Fund and the Acquiring Fund as of October 31, 2024, and the
pro forma
capitalization of the Combined Fund as if the Reorganization had occurred on that date, assuming the maximum aggregate amount of Cash Consideration is elected. The data in this table is unaudited.

	Acquired Fund	Acquiring Fund	Adjustments		Pro Forma Combined Fund
Net Assets	$189,756,431	$369,129,490	$(9,487,822	) (a)	$549,398,099
Common Shares Outstanding (b)	10,714,723	27,145,669	13,256,898	(c)	40,402,567
Net Asset Value Per Common Share	$17.71	$13.60	$13.60	(c)	$13.60
Preferred Shares Outstanding	None	2,000,000	—		2,000,000
Liquidation Preference per Preferred Share	N/A	$25.00	—		$25.00

(a)	Reflects the effects of the Cash Consideration (assuming the maximum aggregate amount of Cash Consideration is elected and that the Cash Consideration is funded from sales of securities).
(b)	Based on the number of outstanding common shares as of October 31, 2024.
(c)	Reflects the exchange of Acquired Fund shares for Acquiring Fund shares as a result of the Reorganization.

Acquiring Fund [Member]
Fee Table [Abstract]
Sales Load [Percent]		[1]
Dividend Reinvestment and Cash Purchase Fees	$ 30	[2]
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]		[1]
Management Fees [Percent]	1.70%	[3]
Interest Expenses on Borrowings [Percent]	2.90%	[4]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	0.93%	[5]
Total Annual Expenses [Percent]	5.53%
Waivers and Reimbursements of Fees [Percent]	0.00%
Net Expense over Assets [Percent]	5.53%
Expense Example, Year 01	$ 55	[6]
Expense Example, Years 1 to 3	165	[6]
Expense Example, Years 1 to 5	273	[6]
Expense Example, Years 1 to 10	$ 539	[6]
Pro Forma Combined Fund [Member]
Fee Table [Abstract]
Sales Load [Percent]		[1]
Dividend Reinvestment and Cash Purchase Fees	$ 30	[2]
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]		[1]
Management Fees [Percent]	1.70%	[3],[7]
Interest Expenses on Borrowings [Percent]	2.79%	[4]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	0.55%	[5]
Total Annual Expenses [Percent]	5.04%
Waivers and Reimbursements of Fees [Percent]	(0.17%)	[7]
Net Expense over Assets [Percent]	4.87%	[7]
Expense Example, Year 01	$ 49	[6]
Expense Example, Years 1 to 3	150	[6]
Expense Example, Years 1 to 5	250	[6]
Expense Example, Years 1 to 10	$ 502	[6]
Common Shares [Member]
Other Annual Expenses [Abstract]
Basis of Transaction Fees, Note [Text Block]	as a percentage of net assets attributable to Common Shares

[1]	No sales load will be charged in connection with the issuance of the New Shares as part of the Reorganization.
[2]	Shareholders will pay a fee of $30.00, which includes any applicable brokerage commissions, in connection with purchases by the DRIP Administrator of common shares on the open market. Shareholders will also pay a fee of $31.95 and any applicable brokerage commissions if you direct the DRIP Administrator to sell your common shares held in a dividend reinvestment account.
[3]	The contractual advisory fee of the Acquiring Fund and the Combined Fund (the “Management Fee”) is 1.10% of the Fund’s average daily Managed Assets. “Managed Assets” means the total assets of the Acquiring or Combined Fund (including any assets attributable to borrowings for investment purposes) minus the sum of the Acquiring or Combined Fund’s accrued liabilities (other than liabilities representing borrowings for investment purposes).
[4]	For the Acquiring Fund, assumes the use of leverage through a credit facility and MRPS representing 35% of Managed Assets at an annual interest rate expense to the Acquiring Fund of 5.7%, which is based on the weighted average interest rate currently applicable under the Acquiring Fund’s existing credit facility and the dividends payable on the MRPS at an annual dividend rate equal to 3.81%.For the Combined Fund, assumes the use of leverage through a credit facility and MRPS representing 33% of Managed Assets at an annual interest rate expense to the Combined Fund of 5.7%, which is based on the weighted average interest rate currently applicable under the Combined Fund’s existing credit facility and the dividends payable on the MRPS at an annual dividend rate equal to 3.81%.The actual amount of interest expense borne by the Acquiring Fund or Combined Fund will vary over time in accordance with the level and form of Acquiring or Combined Fund’s use of leverage and variations in market interest rates.
[5]	The “Other expenses” shown in the table above and related footnotes are based upon estimated expenses for the current fiscal year of the Acquiring Fund. The “Other expenses” of the pro forma Combined Fund are estimated in good faith and are hypothetical. There can be no assurance that future expenses will not increase or that any estimated expense savings will be realized.
[6]	The example should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown. The example assumes that the “Total annual expenses” above are accurate and remain the same in the years shown, that all dividends and distributions are reinvested at NAV and the management fee waiver for the Combined Fund is only in effect until twelve months from the Closing Date of the Reorganization, as described in note (6) above. Actual expenses may be greater or less than those assumed. Moreover, a Fund’s actual rate of return may be greater or less than the hypothetical 5% return shown in the example.
[7]	In connection with the Reorganization, the Acquiring Fund Manager has contractually agreed to temporarily reduce its Management Fee to an annual rate of 0.99% of the average daily value of the Combined Fund’s Managed Assets for a period of twelve months, effective as of the Closing Date of the Reorganization. After this twelve-month period, this management fee waiver agreement (the “Management Fee Waiver Agreement”) shall terminate unless otherwise agreed to in writing by the Acquiring Fund Manager and the Combined Fund. The Management Fee Waiver Agreement can be terminated by the Acquiring Fund Board upon providing thirty days written notice to the Acquiring Fund Manager. In addition, the Management Fee Waiver Agreement shall terminate upon termination of the investment advisory agreement between the Acquiring Fund Manager and the Combined Fund. The Acquiring Fund Manager may not seek reimbursement from the Combined Fund with respect to the Management Fee waived.